Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]	Debt
PPP Funds
On February 3, 2021, the Company received funds in the amount of $447,400 and entered into a loan agreement with Citizens National Bank of Texas pursuant to the CARES Act (“PPP Funds”). The CARES Act was established in order to enable small businesses to pay employees during the economic slowdown caused by COVID-19 by providing forgivable loans to qualifying businesses for up to certain amounts of average monthly payroll costs. The amount borrowed by the Company under the CARES Act was eligible to be forgiven provided (a) the Company used the PPP Funds during the eight to twenty-four week period after receipt thereof, and (b) the PPP Funds are only used to cover payroll costs (including benefits), and other allowed expenses.
On April 9, 2020, the Company received PPP Funds in the amount of $667,400 and entered into a loan agreement with Citizens National Bank of Texas pursuant to the CARES Act. The amount borrowed by the Company under the CARES Act was eligible to be forgiven provided (a) the Company used the PPP funds during the eight week period after receipt thereof, and (b) the PPP funds were only used to cover payroll costs (including benefits), rent, mortgage interest, and utility costs.
In 2021, the aggregate PPP Funds were forgiven by the lender and the Company recorded a $1.1 million gain on forgiveness of debt which is included in interest income and other, net. At December 31, 2021 there was no outstanding balance on the PPP Funds.
Oasis Convertible Promissory Note
On July 28, 2020, the Company entered into a Securities Purchase Agreement with Oasis Capital (“Oasis”), a former related party of the Company, pursuant to which the Company received $500,000 and issued to Oasis (i) an 8.0% original issue discount promissory note payable, with a term of six months and aggregate principal amount of $615,000 (“Oasis Promissory Note”), and (ii) 90,000 common shares of the Company at $3.37 per share. A former related party earned a fee of $40,000 for facilitating the transaction. The Oasis Promissory Note was due on January 28, 2021. On March 10, 2021, the Company and Oasis entered into an Exchange Agreement under which Oasis surrendered the Oasis Promissory Note dated July 28, 2020 in exchange for a new Convertible Promissory Note issued to Oasis with (i) a principal amount of $796,159, (ii) interest rate of 8.0% per annum, (iii) a 12 month maturity date, and (iv) convertible into common shares of the Company. During the year ended December 31, 2021, the Company incurred a $241,000 penalty fee for the defaults on the original Oasis Promissory Note which is included in related party interest expense. During the year ended December 31, 2021, the Company issued 468,225 common shares in satisfaction of payment in full for the Convertible Promissory Note. At December 31, 2021 there was no outstanding balance on the Oasis Convertible Promissory Note.
Convertible Debt and Warrants
On February 13, 2020, the Company entered into a business advisory agreement with Torrington Financial Services Ltd (“Torrington” or “Advisor”), a financial adviser to the Company. As a result of the below March 23, 2020 transaction, Torrington and its entity under common control, Lallande Poydras Investment Partnership (“Lallande”), both participated in the below offering and were classified as a related party of the Company. At December 31, 2021, Torrington is no longer classified as a related party of the Company.
On March 23, 2020, the Company entered into subscription agreements by and among the Company and the investors party thereto, including the Advisor, a related party, for the purchase and sale of 725 units (collectively, the “Units” and individually, a “Unit”) for aggregate gross proceeds of $725,000 (the “Offering”), with each Unit consisting of (a) a 6% convertible debenture in the principal amount of $1,000, which is convertible at $0.6495 per share into 1,540 common shares of the Company, and (b) a warrant to purchase 1,540 common shares of the Company exercisable at any time on or before the third year anniversary date at an exercise price of $0.60 per share. The warrant included a provision restricting the warrant holder from exercising it if the aggregate number of common shares held by the warrant holder equals or exceeds 5.0% of the issued and outstanding shares of the Company, calculated on a partially converted basis (i.e., assuming the conversion of all rights to receive common shares of the Company held by the warrant holder).
In connection with the Offering and as compensation for the Advisor’s services, the Company issued to the Advisor convertible debentures equal to $58,000 and convertible into 89,320 common shares and with other terms also substantially the same as the investors. The Company received cash proceeds of $575,000 from the Offering, and a participant of the offering, a related party, paid directly $150,000 to a financial consultant for a prepayment of services to the Company. The Company used the remaining proceeds from the Offering for general corporate and working capital purposes.
During the year ended December 31, 2020, the Company converted all of the outstanding convertible debenture balance of $783,000, including the Advisor fee, and issued, in the aggregate, 1,205,820 common shares of the Company, of which $408,000 of convertible debenture was held by related parties, and they were issued in the aggregate 628,320 common shares.
OMM Promissory Note
On August 27, 2020, the Company entered into a settlement agreement with O’Melveny & Myers LLP (“OMM”) pursuant to which the Company issued to OMM a secured promissory note (the “OMM Note”) in the aggregate principal amount of $1.1 million in satisfaction of certain accounts payable owed to OMM. The OMM Note bore interest at 1.68%. In 2020, the Company recorded a gain on forgiveness of liabilities in the amount of $594,000 which was included in interest income and other, net. On April 2, 2021, the Company incurred an extension fee in the amount of $118,000 for the extension of the OMM Note maturity date. During the year ended December 31, 2021, the OMM Note was repaid in full. At December 31, 2021, there was no outstanding balance on the OMM Note.